Vanguard® Real Estate Index Fund
Schedule of Investments (unaudited)
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Equity Real Estate Investment Trusts (REITs) (93.0%)
Data Center REITs (8.1%)
	Equinix Inc.	3,636,268	3,302,022
	Digital Realty Trust Inc.	12,775,029	2,276,894
			5,578,916
Diversified REITs (1.6%)
	WP Carey Inc.	8,614,615	480,006
	Essential Properties Realty Trust Inc.	6,901,244	218,700
	Broadstone Net Lease Inc.	7,419,629	130,511
	Global Net Lease Inc.	7,704,119	60,015
	Empire State Realty Trust Inc. Class A	5,490,897	58,204
	Alexander & Baldwin Inc.	2,858,958	53,205
	American Assets Trust Inc.	1,919,379	51,727
	Armada Hoffler Properties Inc.	3,087,774	33,441
	Gladstone Commercial Corp.	1,579,453	24,869
	One Liberty Properties Inc.	671,624	17,932
	NexPoint Diversified Real Estate Trust	1,356,939	7,260
			1,135,870
Health Care REITs (10.0%)
	Welltower Inc.	23,039,067	3,107,509
	Ventas Inc.	15,935,333	1,043,605
	Alexandria Real Estate Equities Inc.	6,196,151	691,181
	Healthpeak Properties Inc.	27,706,648	622,014
	Omega Healthcare Investors Inc.	9,728,014	413,149
	Healthcare Realty Trust Inc. Class A	14,901,355	256,005
	CareTrust REIT Inc.	5,593,234	182,731
	Sabra Health Care REIT Inc.	9,112,416	176,781
	National Health Investors Inc.	1,709,005	130,995
[1]	Medical Properties Trust Inc.	23,628,682	109,401
	LTC Properties Inc.	1,710,541	65,343
	Diversified Healthcare Trust	6,644,341	23,720
	Global Medical REIT Inc.	2,452,404	22,292
	Community Healthcare Trust Inc.	1,091,840	20,483
	Universal Health Realty Income Trust	517,281	20,464
			6,885,673
Hotel & Resort REITs (2.0%)
	Host Hotels & Resorts Inc.	27,755,916	478,512
	Ryman Hospitality Properties Inc.	2,239,565	239,745
	Apple Hospitality REIT Inc.	9,066,021	133,905
	Park Hotels & Resorts Inc.	8,287,500	115,113
	Sunstone Hotel Investors Inc.	7,620,273	76,889
	DiamondRock Hospitality Co.	8,263,887	70,821
	Pebblebrook Hotel Trust	4,747,460	56,875
	Xenia Hotels & Resorts Inc.	4,013,669	56,874
	RLJ Lodging Trust	6,135,763	54,301
	Summit Hotel Properties Inc.	4,259,419	26,068
	Service Properties Trust	6,540,621	20,930
	Chatham Lodging Trust	1,927,953	15,231
			1,345,264
Industrial REITs (9.1%)
	Prologis Inc.	36,448,698	4,116,516
	Rexford Industrial Realty Inc.	8,574,919	367,778
	EastGroup Properties Inc.	1,895,223	324,614
	First Industrial Realty Trust Inc.	5,210,151	273,481
	Americold Realty Trust Inc.	10,622,792	272,793
	STAG Industrial Inc.	7,168,040	267,225
	Terreno Realty Corp.	3,806,411	228,194
[1]	Lineage Inc.	2,164,076	160,228
	Innovative Industrial Properties Inc.	1,114,963	144,042
	LXP Industrial Trust	11,587,616	109,387
	Plymouth Industrial REIT Inc.	1,608,589	32,687
			6,296,945

		Shares	Market Value ($000)
Multi-Family Residential REITs (7.3%)
	AvalonBay Communities Inc.	5,597,728	1,240,512
	Equity Residential	13,427,848	944,918
	Essex Property Trust Inc.	2,527,852	717,556
	Mid-America Apartment Communities Inc.	4,599,338	696,064
	UDR Inc.	12,316,469	519,632
	Camden Property Trust	4,194,220	485,649
	Independence Realty Trust Inc.	8,861,008	173,853
	Elme Communities	3,462,070	58,405
	Veris Residential Inc.	2,918,860	48,073
*	Apartment Investment & Management Co. Class A	5,126,902	43,271
	Centerspace	587,542	40,928
	NexPoint Residential Trust Inc.	913,727	38,057
			5,006,918
Office REITs (3.0%)
	BXP Inc.	5,873,867	473,199
	Vornado Realty Trust	6,374,079	263,951
[1]	SL Green Realty Corp.	2,551,207	192,897
	Cousins Properties Inc.	5,986,315	183,361
	Kilroy Realty Corp.	4,388,385	176,501
	COPT Defense Properties	4,433,196	142,749
	Highwoods Properties Inc.	4,171,477	139,911
	Douglas Emmett Inc.	6,590,463	117,244
*	Equity Commonwealth	4,222,095	83,555
	JBG SMITH Properties	3,305,776	56,198
	Easterly Government Properties Inc. Class A	3,855,252	52,277
	Piedmont Office Realty Trust Inc. Class A	4,874,840	48,456
	Brandywine Realty Trust	6,776,023	34,355
	Paramount Group Inc.	6,848,122	33,213
	Hudson Pacific Properties Inc.	5,006,969	21,630
[1]	Peakstone Realty Trust	1,433,768	18,811
	NET Lease Office Properties	582,005	17,483
	City Office REIT Inc.	1,575,174	8,065
	Orion Office REIT Inc.	1,988,292	7,416
	Office Properties Income Trust	1,930,708	3,070
*,2	New York REIT Liquidating LLC	1,208	9
			2,074,351
Other (13.7%)[3]
[4,5]	Vanguard Real Estate II Index Fund	416,629,007	9,419,982
Other Specialized REITs (5.9%)
	Iron Mountain Inc.	11,540,184	1,427,867
	VICI Properties Inc. Class A	37,668,380	1,196,348
	Gaming & Leisure Properties Inc.	10,688,719	536,467
	Lamar Advertising Co. Class A	3,456,189	456,217
	EPR Properties	2,979,668	135,187
	Four Corners Property Trust Inc.	3,621,412	99,806
	Outfront Media Inc.	5,226,798	92,828
	Uniti Group Inc.	9,337,445	47,341
	Safehold Inc.	1,828,705	38,915
[1]	Farmland Partners Inc.	1,797,520	21,049
	Gladstone Land Corp.	1,340,772	17,470
			4,069,495
Retail REITs (11.6%)
	Simon Property Group Inc.	12,831,499	2,170,063
	Realty Income Corp.	34,280,983	2,035,262
	Kimco Realty Corp.	26,538,573	629,495
	Regency Centers Corp.	6,910,892	493,714
	Federal Realty Investment Trust	2,938,997	325,759
	Brixmor Property Group Inc.	11,860,720	319,646
	NNN REIT Inc.	7,218,191	313,558
[1]	Agree Realty Corp.	3,960,797	294,089
	Kite Realty Group Trust	8,644,015	221,892
	Phillips Edison & Co. Inc.	4,818,953	182,205
	Macerich Co.	8,491,432	158,790
	Tanger Inc.	4,303,972	143,021
	Urban Edge Properties	4,678,602	104,052
	Acadia Realty Trust	4,062,554	99,492

		Shares	Market Value ($000)
	InvenTrust Properties Corp.	2,987,229	87,974
*	Curbline Properties Corp.	3,713,447	84,035
	Retail Opportunity Investments Corp.	5,016,843	77,761
	Getty Realty Corp.	2,018,613	63,364
[1]	NETSTREIT Corp.	2,891,108	44,812
	SITE Centers Corp.	1,856,000	29,603
	Whitestone REIT	1,675,127	23,083
	Alexander's Inc.	90,275	20,495
	Saul Centers Inc.	517,998	20,275
	CBL & Associates Properties Inc.	502,431	13,289
*,2	Spirit MTA REIT	2,071,263	187
			7,955,916
Self-Storage REITs (5.7%)
	Public Storage	6,226,210	2,048,797
	Extra Space Storage Inc.	8,335,250	1,361,146
	CubeSmart	8,856,952	423,717
	National Storage Affiliates Trust	2,803,477	118,166
			3,951,826
Single-Family Residential REITs (3.5%)
	Invitation Homes Inc.	24,114,360	757,432
	Sun Communities Inc.	4,906,568	651,003
	Equity LifeStyle Properties Inc.	6,974,993	489,086
	American Homes 4 Rent Class A	12,957,054	456,607
	UMH Properties Inc.	2,634,777	49,139
			2,403,267
Telecom Tower REITs (9.8%)
	American Tower Corp.	18,383,890	3,925,696
	Crown Castle Inc.	17,106,286	1,838,755
	SBA Communications Corp.	4,229,800	970,612
			6,735,063
Timber REITs (1.7%)
	Weyerhaeuser Co.	28,699,841	894,287
	Rayonier Inc.	5,568,075	173,891
	PotlatchDeltic Corp.	3,130,687	130,143
			1,198,321
Total Equity Real Estate Investment Trusts (REITs) (Cost $57,913,908)			64,057,807
Real Estate Management & Development (6.6%)
Diversified Real Estate Activities (0.1%)
	St. Joe Co.	1,378,923	71,290
	RMR Group Inc. Class A	618,790	14,894
*	Tejon Ranch Co.	790,857	12,583
			98,767
Real Estate Development (0.2%)
*	Howard Hughes Holdings Inc.	1,286,101	97,795
*	Forestar Group Inc.	796,306	25,139
			122,934
Real Estate Operating Companies (0.1%)
	Kennedy-Wilson Holdings Inc.	4,329,300	46,280
*	Seritage Growth Properties Class A	1,323,699	5,547
			51,827
Real Estate Services (6.2%)
*	CBRE Group Inc. Class A	12,079,266	1,582,021
*	CoStar Group Inc.	16,082,124	1,170,618
*	Jones Lang LaSalle Inc.	1,872,401	507,346
*	Zillow Group Inc. Class C	6,189,385	371,920
*	Zillow Group Inc. Class A	2,176,064	126,320
*	Cushman & Wakefield plc	9,023,838	122,273
*	Compass Inc. Class A	15,899,626	100,963
	Newmark Group Inc. Class A	5,657,516	84,806
*	Redfin Corp.	4,352,332	45,134
*,1	Opendoor Technologies Inc.	23,122,302	40,464
[1]	eXp World Holdings Inc.	2,990,853	39,838
	Marcus & Millichap Inc.	989,105	37,428

			Shares	Market Value ($000)
*	Anywhere Real Estate Inc.		3,945,234	15,229
				4,244,360
Total Real Estate Management & Development (Cost $4,416,109)				4,517,888
		Coupon
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[6,7]	Vanguard Market Liquidity Fund (Cost $421,835)	4.834%	4,218,934	421,851
Total Investments (100.2%) (Cost $62,751,852)				68,997,546
Other Assets and Liabilities—Net (-0.2%)				(144,389)
Net Assets (100%)				68,853,157
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $144,067,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Represents a wholly owned subsidiary of the fund.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $154,142,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Equinix Inc.	8/29/25	BANA	88,763	(4.939)	1,680	—
Redfin Corp.	1/31/25	GSI	3,927	(4.764)	—	(306)
VICI Properties Inc. Class A	8/29/25	BANA	113,254	(5.589)	—	(4,327)
Welltower Inc.	8/29/25	BANA	64,015	(4.989)	3,159	—
					4,839	(4,633)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At October 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $4,948,000 in connection with open over-the-counter swap contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in affiliated Vanguard funds are valued at that fund's net asset value.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	68,575,499	—	196	68,575,695
Temporary Cash Investments	421,851	—	—	421,851
Total	68,997,350	—	196	68,997,546

Derivative Financial Instruments
Assets
Swap Contracts	—	4,839	—	4,839
Liabilities
Swap Contracts	—	(4,633)	—	(4,633)

D.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Jan. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	488,498	NA2	NA2	33	(53)	5,935	—	421,851
Vanguard Real Estate II Index Fund	8,159,403	250,588	—	—	1,009,991	250,588	—	9,419,982
Total	8,647,901	250,588	—	33	1,009,938	256,523	—	9,841,833
1	Does not include adjustments related to return of capital.
2	Not applicable—purchases and sales are for temporary cash investment purposes.